ACQUISITION OF OPTION TO PURCHASE KLONDIKE PROJECT (Details) (Option agreement with Arden Larson - Klondike Project, USD $)	Jun. 11, 2012
Option agreement with Arden Larson - Klondike Project
Business Acquisition [Line Items]
Business acquisition part of purchase price payable (By June 11,2022)	$ 575,000
Business acquisition part of purchase price payable (On June 11, 2012)	25,000
Business acquisition part of purchase price payable (On Deceber 11, 2012)	25,000
Business acquisition part of purchase price payable (On June 11, 2013)	30,000
Business acquisition part of purchase price payable (On June 11, 2014)	35,000
Business acquisition part of purchase price payable (On June 11, 2015)	40,000
Business acquisition part of purchase price payable (On June 11, 2016)	45,000
Business acquisition part of purchase price payable (On June 11, 2017)	50,000
Business acquisition part of purchase price payable (On June 11, 2018)	55,000
Business acquisition part of purchase price payable (On June 11, 2019)	60,000
Business acquisition part of purchase price payable (On June 11, 2020)	65,000
Business acquisition part of purchase price payable (On June 11, 2021)	70,000
Business acquisition part of purchase price payable (On June 11, 2022)	$ 75,000